INTANGIBLE ASSETS (Details) - Patent licensing fee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Useful life	15 years
Intangible assets - gross	$ 200	$ 200
Accumulated amortization	(122)	(104)
Total	$ 78	$ 96